CONSOLIDATED BALANCE SHEETS (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash	6,216	16,063
Restricted cash - Note 4	5,242	3,076
Consumer advances receivable, net - Note 5	25,592	32,440
Other receivables, net - Note 6	8,104	19,481
Prepaid expenses and other assets	3,471	2,454
Income taxes receivable	15,683	4,576
Deferred income taxes - Note 12	0	12,183
Current assets	64,308	90,273
Long term receivable - Note 6	836	460
Deposits and other assets	1,740	1,162
Deferred income taxes - Note 12	0	424
Deferred financing costs	6,203	7,523
Property and equipment, net of accumulated depreciation of $36,180 and $39,424 - Note 8	17,460	23,157
Intangible assets, net of accumulated amortization of $7,831 and $13,506 - Note 9	34,353	39,760
Goodwill - Note 10	39,685	39,685
Assets	164,585	202,444
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	1,511	1,055
Accrued liabilities - Note 11	24,715	27,882
Current portion of deferred revenue - Note 14	1,000	1,000
Current portion of deferred lease inducements	333	436
Current portion of obligations under capital leases and other obligations - Note 15	1,185	1,180
Current liabilities	28,744	31,553
Deferred revenue - Note 14	2,918	3,917
Deferred lease inducements	686	985
Obligations under capital leases and other obligations - Note 15	3,441	3,608
Senior secured notes - Note 13	127,182	126,033
Deferred income taxes - Note 12	2,934	2,832
Noncurrent liabilities	165,905	168,928
SHAREHOLDERS' EQUITY
Share capital, number of voting common shares, issued and outstanding - 17,496,646 and 17,571,813 - Note 16	47,091	46,652
Additional paid-in capital	4,957	4,700
Deficit	(53,368)	(17,836)
Stockholders' equity	(1,320)	33,516
Liabilities and equity	164,585	202,444